Earnings Per Share (Q2) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Net (loss) income attributable to stockholders - basic	$ (11,351)	$ (30,072)	$ (8,232)	$ (1,193)	$ 1,106	$ 3,689	$ 2,464	$ 560	$ 2,219	$ (12,951)	$ (87)	$ (38,391)	$ 8,932	$ 13,360
Net (loss) income attributable to convertible OP units	(2,756)			(28)						(3,090)	0	3,470	(111)	(201)
Net (loss) income - diluted	$ (14,107)			$ (1,221)						$ (16,041)	$ (87)	$ (41,861)	$ 9,043	$ 13,561
Denominator:
Weighted-average shares - basic	184,450,000			183,126,000						185,171,000	183,178,000	183,784,000	183,876,000	183,678,000
OP units	44,453,000			2,785,000						44,453,000	2,785,000
Adjusted weighted-average shares - diluted	228,903,000			185,911,000						229,624,000	185,963,000	196,497,000	186,665,000	186,394,000
Earnings per common share:
Net loss attributable to stockholders - basic and diluted	$ (0.06)	$ (0.17)	$ (0.04)	$ (0.01)	$ 0.01	$ 0.02	$ 0.01	$ 0	$ 0.01	$ (0.07)	$ 0	$ (0.21)	$ 0.05	$ 0.07
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Class B units unvested	0	0		2,900,000		2,610,000				0	2,900,000	0	2,610,000	2,100,000
Restricted Stock Awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount										1,000,000		17,200